Income Taxes - Disclosure Of Detailed Information About Current Income Taxes (Payable) Receivable Explanatory (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Taxes [Line Items]
Current taxes receivable - December 31, 2023			$ 5,935
Global minimum income tax expense			(50,510)
Current income tax expense - statement of OCI	$ 4,190	$ 0	4,190	$ 0
Income taxes paid	75	988	191	4,332
Foreign exchange adjustments			(201)
Current taxes payable - June 30, 2024	(45,966)		(45,966)
Current income taxes receivable	4,544		4,544		$ 5,935
Non-current global minimum income tax payable	(50,510)		(50,510)		$ 0
Current taxes payable - June 30, 2024	(45,966)		(45,966)
Current income tax (expense) recovery [Member]
Income Taxes [Line Items]
Current income tax	$ 2,868	$ (80)	2,809	$ 2,560
Current income tax expense - statement of OCI			$ (4,190)